UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  08/15/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        80
Form 13F Information Table Value Total:              $786,013,239


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name
1           28-13243                 Mar Vista Investment Partners, LLC

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE           CUSIP                SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  VALUE      PRN AMT    PRN   CALL DISCRETION MANAGERS  SOLE      SHARED NONE
----------------------------   --------------  --------- --------   ---------- ---   ---- --------   --------  --------- ------ ----
ACACIA RESH CORP               ACACIA TCH COM  003881307  7,789,507    212,306  SH        SOLE                   212,306
AIR METHODS CORP               COM PAR $.06    009128307  5,911,560     79,095  SH        SOLE                    79,095
AMERIGROUP CORP                COM             03073T102 11,983,705    170,054  SH        SOLE                   170,054
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW         049164205  5,639,465     94,765  SH        SOLE                    94,765
BALLY TECHNOLOGIES INC         COM             05874B107  9,621,634    236,520  SH        SOLE                   236,520
BIO-REFERENCE LABS INC         COM $.01 NEW    09057G602  9,700,213    464,125  SH        SOLE                   464,125
BROCADE COMMUNICATIONS SYS I   COM NEW         111621306 11,646,702  1,802,895  SH        SOLE                 1,802,895
CALIX INC                      COM             13100M509  9,792,354    470,334  SH        SOLE                   470,334
CASCADE CORP                   COM             147195101 14,081,434    296,015  SH        SOLE                   296,015
CHART INDS INC                 COM PAR $0.01   16115Q308 17,877,312    331,184  SH        SOLE                   331,184
CHICOS FAS INC                 COM             168615102  8,173,347    536,661  SH        SOLE                   536,661
CODEXIS INC                    COM             192005106  8,493,679    882,002  SH        SOLE                   882,002
COOPER COS INC                 COM NEW         216648402 21,677,687    273,570  SH        SOLE                   273,570
DSW INC                        CL A            23334L102  9,279,850    183,360  SH        SOLE                   183,360
DYCOM INDS INC                 COM             267475101  4,797,342    293,595  SH        SOLE                   293,595
ENERSYS                        COM             29275Y102 11,442,929    332,450  SH        SOLE                   332,450
ENTROPIC COMMUNICATIONS INC    COM             29384R105  8,065,275    907,230  SH        SOLE                   907,230
ESCO TECHNOLOGIES INC          COM             296315104  8,662,573    235,396  SH        SOLE                   235,396
EZCORP INC                     CL A NON VTG    302301106  9,698,207    272,613  SH        SOLE                   272,613
FINISH LINE INC                CL A            317923100 10,825,425    505,861  SH        SOLE                   505,861
FIRST CASH FINL SVCS INC       COM             31942D107 13,250,700    315,568  SH        SOLE                   315,568
FSI INTL INC                   COM             302633102  3,303,687  1,205,725  SH        SOLE                 1,205,725
GEOEYE INC                     COM             37250W108 19,622,321    524,661  SH        SOLE                   524,661
GEVO INC                       COM             374396109  6,378,751    405,515  SH        SOLE                   405,515
GOODRICH PETE CORP             COM NEW         382410405  5,281,553    286,885  SH        SOLE                   286,885
GULFPORT ENERGY CORP           COM NEW         402635304  5,543,568    186,715  SH        SOLE                   186,715
HANESBRANDS INC                COM             410345102  7,159,626    250,775  SH        SOLE                   250,775
HEALTHSPRING INC               COM             42224N101 22,027,208    477,710  SH        SOLE                   477,710
HECKMANN CORP                  COM             422680108 10,536,255  1,744,413  SH        SOLE                 1,744,413
HEXCEL CORP NEW                COM             428291108 14,564,183    665,335  SH        SOLE                   665,335
HHGREGG INC                    COM             42833L108 10,726,365    800,475  SH        SOLE                   800,475
HYPERDYNAMICS CORP             COM             448954107  4,714,993  1,096,510  SH        SOLE                 1,096,510
INTERNAP NETWORK SVCS CORP     COM PAR $.001   45885A300 10,804,235  1,469,964  SH        SOLE                 1,469,964
JARDEN CORP                    COM             471109108 10,130,928    293,565  SH        SOLE                   293,565
KAMAN CORP                     COM             483548103  7,643,856    215,502  SH        SOLE                   215,502
KEMET CORP                     COM NEW         488360207  8,612,154    602,670  SH        SOLE                   602,670
KENEXA CORP                    COM             488879107  2,631,925    109,755  SH        SOLE                   109,755
KORN FERRY INTL                COM NEW         500643200 12,766,448    580,557  SH        SOLE                   580,557
KRONOS WORLDWIDE INC           COM             50105F105 16,984,415    540,045  SH        SOLE                   540,045
KULICKE & SOFFA INDS INC       COM             501242101 17,174,427  1,541,690  SH        SOLE                 1,541,690
LITHIA MTRS INC                CL A            536797103  5,661,488    288,410  SH        SOLE                   288,410
MAIDENFORM BRANDS INC          COM             560305104  8,962,559    324,026  SH        SOLE                   324,026
MASTEC INC                     COM             576323109  5,146,821    260,995  SH        SOLE                   260,995
MEDIVATION INC                 COM             58501N101 10,093,959    471,020  SH        SOLE                   471,020
MEDNAX INC                     COM             58502B106 10,524,075    145,783  SH        SOLE                   145,783
MENS WEARHOUSE INC             COM             587118100 13,994,936    415,280  SH        SOLE                   415,280
MERIDIAN BIOSCIENCE INC        COM             589584101 10,295,573    427,025  SH        SOLE                   427,025
METABOLIX INC                  COM             591018809  4,862,304    680,995  SH        SOLE                   680,995
MUELLER INDS INC               COM             624756102  6,476,355    170,835  SH        SOLE                   170,835
MWI VETERINARY SUPPLY INC      COM             55402X105 14,761,525    182,760  SH        SOLE                   182,760
NETLOGIC MICROSYSTEMS INC      COM             64118B100  6,669,300    165,000  SH        SOLE                   165,000
NEUTRAL TANDEM INC             COM             64128B108  8,768,270    503,345  SH        SOLE                   503,345
NORTHERN OIL & GAS INC NEV     COM             665531109  4,810,316    217,170  SH        SOLE                   217,170
OCZ TECHNOLOGY GROUP INC       COM             67086E303 16,865,160  2,108,145  SH        SOLE                 2,108,145
OLD DOMINION FGHT LINES INC    COM             679580100  9,967,567    267,227  SH        SOLE                   267,227
OSI SYSTEMS INC                COM             671044105 13,338,557    310,199  SH        SOLE                   310,199
POWERWAVE TECHNOLOGIES INC     COM             739363109  6,656,778  2,256,535  SH        SOLE                 2,256,535
PREMIERE GLOBAL SVCS INC       COM             740585104  6,469,466    810,710  SH        SOLE                   810,710
PRICESMART INC                 COM             741511109  4,838,930     94,455  SH        SOLE                    94,455
QUANTUM CORP                   COM DSSG        747906204  9,457,140  2,865,800  SH        SOLE                 2,865,800
RADWARE LTD                    ORD             M81873107  9,032,270    259,250  SH        SOLE                   259,250
REALD INC                      COM             75604L105  5,376,192    229,850  SH        SOLE                   229,850
RUSH ENTERPRISES INC           CL A            781846209  5,668,086    297,850  SH        SOLE                   297,850
RYLAND GROUP INC               COM             783764103  5,285,302    319,740  SH        SOLE                   319,740
SAVVIS INC                     COM NEW         805423308 11,983,322    303,145  SH        SOLE                   303,145
SIGNET JEWELERS LIMITED        SHS             G81276100 10,601,061    226,470  SH        SOLE                   226,470
SMART MODULAR TECHNOLOGIES I   ORD SHS         G82245104  9,708,730  1,059,905  SH        SOLE                 1,059,905
SODASTREAM INTERNATIONAL LTD   USD SHS         M9068E105 10,077,737    165,725  SH        SOLE                   165,725
SXC HEALTH SOLUTIONS CORP      COM             78505P100 28,009,036    475,374  SH        SOLE                   475,374
TEMPUR PEDIC INTL INC          COM             88023U101 17,065,208    251,625  SH        SOLE                   251,625
TEXAS ROADHOUSE INC            COM             882681109 14,926,108    851,218  SH        SOLE                   851,218
TMS INTL CORP                  CL A            87261Q103  5,747,481    440,420  SH        SOLE                   440,420
TRAVELCENTERS OF AMERICA LLC   COM             894174101  1,905,500    349,633  SH        SOLE                   349,633
TRIQUINT SEMICONDUCTOR INC     COM             89674K103  4,832,730    474,262  SH        SOLE                   474,262
UNITED  NAT FOODS INC          COM             911163103 11,587,935    271,571  SH        SOLE                   271,571
UNITEK GLOBAL SVCS INC         COM PAR $.00002 91324T302  4,430,644    560,132  SH        SOLE                   560,132
VASCO DATA SEC INTL INC        COM             92230Y104  3,523,039    282,975  SH        SOLE                   282,975
WHITING PETE CORP NEW          COM             966387102  7,271,277    127,768  SH        SOLE                   127,768
WOLVERINE WORLD WIDE INC       COM             978097103  9,682,660    231,920  SH        SOLE                   231,920
ZAGG INCORPORATED              COM             98884U108 15,660,044  1,168,660  SH        SOLE                 1,168,660